Convertible Preferred Stock And Stockholders' Deficit - Additional Information (Detail)			3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Director $ / shares	May 15, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Director $ / shares	Dec. 31, 2020 USD ($) Director $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Temporary equity stock issued during period s new issues | $					$ 336,574,720
Payment of stock issuance costs | $					430,701
Sale of stock, consideration received on transaction | $					$ 405,720,000
Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $			$ 1,513,000	$ 401,000		$ 2,977,000	$ 3,404,000
Dividend rate percentage						6.00%
Common Stock [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Number of directors entitled to elect by Class of stock shareholders | Director	2				2	2
Operating Expense [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Stock-based compensation expense | $							$ 2,621,000
Secondary Market Transactions [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Sale of Stock, number of shares issued in transaction | shares							4,600,863
Sale of stock consideration received per transaction | $							$ 11,394,000
Sale of stock, price per share							$ 2.48
Sale of stock, price per share							$ 2.48
IPO [Member] | Automatic Conversion Of Preferred Stock [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Sale of stock, price per share	$ 4.8151				$ 4.8151	$ 4.8151
Sale of stock, price per share	$ 4.8151				4.8151	4.8151
Sale of stock, consideration received on transaction | $	$ 50,000,000
Seed [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	$ 0.3275				0.3275	0.3275
Seed-1 [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	0.3036				0.3036	0.3036
Seed-2 [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	0.3624				0.3624	0.3624
Series A [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	$ 0.5842				$ 0.5842	$ 0.5842
Number of directors entitled to elect by Class of stock shareholders | Director	1				1	1
Series B [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	$ 1.0413				$ 1.0413	$ 1.0413
Number of directors entitled to elect by Class of stock shareholders | Director	1				1	1
Series C [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity liquidation preference per share	$ 1.5839				$ 1.5839	$ 1.5839
Number of directors entitled to elect by Class of stock shareholders | Director	1				1	1
Series C [Member] | Automatic Conversion Of Preferred Stock [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Minimum Percentage Aprrovel of conversion by stock holders in Deemed Liquidation Event	70.00%
Series D [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Temporary equity stock issued during period shares new issues | shares		18,655,974
Temporary equity par or stated value per share		$ 0.001
Temporary equity stock issued during period s new issues | $		$ 51,204,000
Payment of stock issuance costs | $		$ 128,000
Temporary equity liquidation preference per share	$ 2.7515				$ 2.7515	$ 2.7515
Number of directors entitled to elect by Class of stock shareholders | Director	1				1	1
Series D [Member] | Automatic Conversion Of Preferred Stock [Member] | Groop Internet Platform Inc [Member]
Class of Stock [Line Items]
Minimum percentage of firm commitment underwritten public offering approvel by stock holders	55.00%
Minimum Percentage Aprrovel of conversion by stock holders in Deemed Liquidation Event	55.00%